Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions

15.  Provisions

Provisions comprise the following at December 31:

	2021			2020
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	41,238	180	41,418	56,395	191	56,586
Environmental provision	2,562	1,133	3,695	2,910	1,256	4,166
Provisions for litigation	—	1,952	1,952	—	1,355	1,355
Provisions for third-party liability	8,905	—	8,905	10,759	—	10,759
Provisions for C02 emissions allowances	3,033	107,213	110,246	—	40,161	40,161
Provision for restructuring cost	—	22,350	22,350	—	2	2
Other provisions	5,220	4,797	10,017	38,423	12,331	50,754
Total	60,958	137,625	198,583	108,487	55,296	163,783

Restructuring provision is related to the restructuring process in Château-Feuillet facility in France amounting $21,717 thousand and Cinca facility in Spain amounting $633 thousand.

The changes in the various line items of provisions in 2021 and 2020 were as follows:

			Provisions for	Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Restructuring	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Cost	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2020	57,729	4,108	3,905	9,263	34,938	2	21,002	130,943
Charges for the year	5,340	117	184	268	38,249	—	30,890	75,048
Provisions reversed with a credit to income	(1,843)	—	—	—	—	—	(1,972)	(3,815)
Amounts used	(3,514)	(26)	(2,886)	(198)	(35,860)	—	—	(42,484)
Provision against equity	(3,260)	—	—	568	—	—	—	(2,692)
Exchange differences and others	2,134	(33)	152	858	2,834	—	838	6,783
Disposals from business divestitures	—	—	—	—	—	—	—	—
Balance at December 31, 2020	56,586	4,166	1,355	10,759	40,161	2	50,754	163,783
Charges for the year	5,990	28	934	588	97,982	31,838	(12)	137,348
Provisions reversed with a credit to income	(1,419)	(189)	—	—	(7,830)	—	(9,419)	(18,857)
Amounts used	(9,911)	(1)	(233)	(535)	(18,420)	(9,534)	(269)	(38,903)
Provision against equity	(6,847)	—	—	(1,081)	—	—	—	(7,928)
Transfers from/(to) other accounts	—	(33)	—	—	—	44	(28,437)	(28,426)
Exchange differences and others	(2,981)	(276)	(104)	(826)	(1,647)	—	(2,600)	(8,434)
Balance at December 31, 2021	41,418	3,695	1,952	8,905	110,246	22,350	10,017	198,583

The main provisions relating to employee pensions are as follows:

France

These relate to various obligations assumed by FerroPem, SAS with various groups of employees relate to long-service benefits, medical insurance supplements and retirement obligations, all of which are defined unfunded benefit obligations, whose changes in 2021 and 2020 were as follows:

	2021	2020
	US$'000	US$'000
Obligations at the beginning of year	34,496	32,795
Current service cost	1,082	1,580
Borrowing costs	212	242
Actuarial differences	(3,003)	(2,170)
Benefits paid	(995)	(1,037)
Exchange differences	(2,412)	3,086
Others	(3,430)	—
Obligations at the end of year	25,950	34,496

At December 31, 2021 and 2020 the effect of a 1% change in discount rate would have resulted in a change to the provision of approximately $3,288 thousand and $4,953 thousand, respectively.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2021:

2021
US$'000
2022	1,016
2023	1,281
2024	2,078
2025	1,563
2026	1,488
Years 2027-2031	8,458

The subsidiary recognized provisions in this connection based on an actuarial study performed by an independent expert.

South Africa

Defined benefit plans relate to Retirement medical aid obligations and Retirement benefits. Actuarial valuations are performed periodically by independent third parties and in the actuary’s opinion the fund was in a sound financial position. The valuation was based upon the amounts as per the latest valuation report received from third party experts.

Retirement medical aid obligations

The Company provides post-retirement benefits by way of medical aid contributions for employees and dependents.

Retirement benefits

It is the policy of the Company to provide retirement benefits to all its employees and therefore membership of the retirement fund is compulsory. The Company has both defined contribution and defined benefit plans. The pension fund obligation is recognized in current provisions as the Company will contribute the difference to the plan assets within the next 12 months.

In this regard, the changes of this provision in 2021 and 2020 were as follows:

	2021	2020
	US$'000	US$'000
Obligations at beginning of year	3,461	4,601
Current service cost	32	47
Borrowing costs	390	435
Actuarial differences	526	(1,238)
Benefits paid	(232)	(278)
Exchange differences	(398)	(106)
Obligations at end of year	3,779	3,461

At December 31, 2021 and 2020, the effect of a 1% change in the cost of the medical aid would have resulted in a change to the provision of approximately $481 thousand and $378 thousand, respectively.

The breakdown, in percentage, of the plan assets are as follows:

	2021	2020
Cash	2.85%	1.84%
Equity	47.21%	41.70%
Bond	17.32%	18.53%
Property	2.79%	1.68%
International	28.42%	32.02%
Others	1.41%	4.23%
Total	100.00%	100.00%

As of December 31, 2021 and 2020 the Plan assets amounted to $1,706 thousand and $2,204 thousand, respectively. Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2021	2020
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	2,204	2,126
Interest income on assets	172	200
Benefits paid	(775)	—
Actuarial differences	223	(77)
Other	(118)	(45)
Fair value of plan assets at the end of the year	1,706	2,204
Actual return on assets	395	122

Venezuela

Benefit Plan

The company FerroVen has pension obligations to all of its employees who, once reaching retirement age, have accumulated at least 15 years of service to the company and receive a Venezuelan Social Security Institute (IVSS) pension. In addition to the pension paid by the IVSS, 80% of the basic salary accrued when the pension benefit is awarded is guaranteed and paid by means of a lifelong monthly pension.

The most recent of the present value of the defined benefit obligation actuarial valuation was determined at December 31, 2021 by independent actuaries. The present value of the obligation for defined unfunded benefit cost, the current service cost and past service cost were determined using the projected unit credit method.

In this regards, the changes of this provision in 2021 and 2020 were as follows:

	2021	2020
	US$'000	US$'000
Obligations at the beginning of year	22	2,577
Current service cost	102	26
Borrowing costs	115	596
Benefits paid	(2)	(2)
Exchange differences	(47)	(956)
Other	—	(2,220)
Obligations at the end of year	190	22

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa			Venezuela
	2021	2020	2021	2020		2021	2020
Salary increase	1.60%-6.10%	1.60%-6.10%	N/A	5.80%-9.10%	%	500%	500%
Discount rate	0.75%	0.75%	10.60-11.60%	9.80%-13.2%	%	536%	536%
Expected inflation rate	1.60%	1.60%	5.80-7.10%	4.80%-7.60%	%	550%	550%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)		GAM 83	GAM 83
Retirement age	65	65	63	63		63-64	65

High percentages are driven by hyperinflationary economy in Venezuela.

North America

a. Defined Benefit Retirement and Post-retirement Plans

Globe Metallurgical Inc. (“GMI”) sponsors three non-contributory defined benefit pension plans covering certain employees, which were all frozen in 2003. Core Metals sponsors a non-contributory defined benefit pension plan covering certain employees, which was closed to new participants in April 2009.

The Plan’s liabilities have been completely settled as a result of the amendment terminating the plan.
There are no remaining participants due to the plan termination effective September 30, 2021. All obligations have been satisfied due to the plan termination. The total settlement payment amounting to $2,784 thousand resulted in a net income of $1,027 thousand.

Quebec Silicon Limited partnership (“QSLP”) sponsors a contributory defined benefit pension plan and postretirement benefit plan for certain employees, based on length of service and remuneration. Post-retirement benefits consist of a group insurance plan covering plan members for life insurance, disability, hospital, medical, and dental benefits. The contributory defined benefit pension plan was closed to new participants in December 2013. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada (“CEP”) ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company’s funding policy has been to contribute, as necessary, an amount in excess of the minimum requirements in order to achieve the Company’s long-term funding targets.

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2021 and 2020:

	2021				2020
	USA	Canada		Total	USA	Canada		Total
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans		Plans	Plans	Plans
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	—	25,349	8,569	33,918	39,214	28,110	9,632	76,956
Fair value of plan assets	(14)	(22,417)	—	(22,431)	(36,011)	(22,337)	—	(58,348)
Provision for pensions	(14)	2,932	8,569	11,487	3,203	5,773	9,632	18,608

All North American pension and post-retirement plans are underfunded. At December 31, 2021 and 2020, the accumulated benefit obligation was $25,349 thousand and $67,324 thousand for the defined pension plan and $8,569 thousand and $9,632 thousand for the post-retirement plans, respectively.

The assumptions used to determine benefit obligations at December 31, 2021 and 2020 for the North American plans are as follows:

	North America – 2021			North America – 2020
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	N/A	3.21%	3.30%	2.25%	2.61%	2.75%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	N/A	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	Pri-2012 Blue Collar Mortality	CPM2014-Private	CPM2014-Private Scale CPM-B
Retirement age	N/A	58-60	58-60	65	58-60	58-60

The discount rate used in calculating the present value of our pension plan obligations is developed based on the  BPS&M Pension Discount Curve for 2021 and 2020 and the Mercer Proprietary Yield Curve for 2021 and 2020 for QSLP Pension and post-retirement benefit plans and the expected cash flows of the benefit payments.

The Company expects to make discretionary contributions of approximately $861 thousand to the defined benefit pension and post-retirement plans for the year ending December 31, 2021.

The pension plan exposes the Company to the following risks:

(i) Investment risk: The defined benefit obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs.

(ii) Interest rate risk: Variation in bond rates will affect the value of the defined benefit obligation.

(iii) Inflation risk: The defined benefit obligation is calculated assuming a certain level of inflation. An actual inflation higher than expected will have the effect of increasing the value of the defined benefit obligation.

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2022	1,043	194
2023	1,086	203
2024	1,176	228
2025	1,230	251
Years 2026-2030	6,599	1,578

The accumulated non-pension post-retirement benefit obligation has been determined by application of the provisions of the Company’s health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 5.1% for 2021 and decreasing to an ultimate rate of 4.0% in fiscal 2040. At December, 31 2021 and 2020, the effect of a 1% increase in health care cost trend rate on the non-pension post-retirement benefit obligation is $1,735 thousand and $2,085 thousand, respectively. At December, 31 2021 and 2020 the effect of a 1% decrease in health care cost trend rate on the non-pension post-retirement benefit obligation is ($1,327) thousand and ($1,567) thousand.

The changes to these obligations in the current year ended December 31, 2021 were as follows:

	2021
	USA	Canada		Total
	Pension	Pension	Post-retirement
	Plans	Plans	Plans
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	39,214	28,110	9,632	76,956
Service cost	151	162	371	684
Borrowing cost	566	720	262	1,548
Actuarial differences	(18)	(2,688)	(1,555)	(4,261)
Benefits paid	(1,693)	(1,020)	(169)	(2,882)
Exchange differences		65	28	93
Expenses	(119)	—	—	(119)
Plan settlement	(38,101)	—	—	(38,101)
Obligations at the end of year	—	25,349	8,569	33,918

The plan assets of the defined benefit and retirement and post-retirement plans in North America are comprised of assets that have quoted market prices in an active market. The breakdown as of December 31, 2021 and 2020 of the assets by class are:

	2021	2020
Cash	—%	33%
Equity Mutual Funds	27%	10%
Fixed Income Securities	14%	32%
Assets held by insurance company	59%	25%
Total	100%	100%

For the year ended December 31, 2021, the changes in plan assets were as follows:

	2021
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	36,011	22,337	58,348
Interest income on assets	514	582	1,096
Benefits paid	(1,693)	(1,020)	(2,713)
Actuarial return on plan assets	(610)	(47)	(657)
Exchange differences	—	57	57
Other	48	508	556
Plan Settelment	(34,256)	—	(34,256)
Fair value of plan assets at the end of the year	14	22,417	22,431

b. Other Benefit Plans

The Company administers healthcare benefits for certain retired employees through a separate welfare plan requiring reimbursement from the retirees.

The Company’s subsidiary, GMI, provides two defined contribution plans (401(k) plans) that allow for employee contributions on a pretax basis. The Company agrees to match 25% of participants’ contributions up to a maximum of 6% of compensation. Additionally, the Company sponsors a defined contribution plan for employees of Core Metals. Under the plan, the Company may make discretionary payments to salaried and non-union participants in the form of profit sharing and matching funds.

Other benefit plans offered by the Company include a Section 125 cafeteria plan for the pretax payment of healthcare costs and flexible spending arrangements.

Environmental provision

Environmental provisions related to $2,562 thousand of non-current environmental rehabilitation obligations as of December 31, 2021 (2020: $2,910 thousand) and $1,133 thousand of current environmental rehabilitation obligations as of December 31, 2021 (2020: $1,256 thousand). A significant part of these provisions is related to the company's mining activity.

Provisions for litigation

Certain employees of FerroPem, SAS, then known as Pechiney Electrometallurgie, S.A., may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica’s purchase of that business in December 2004. The Company has recognized a provision of $1,143 thousand during the year ended December 31, 2021 as part of the current portion of Provisions for litigation (2020: $1,080 thousand). See Note 25 for further information.

The timing and amounts potential liabilities arising from such exposures is uncertain. The provision reflects the Company’s best estimate of the expenditure required to meet resulting obligations.

Provisions for third-party liability

Provisions for third-party liability presented as non-current obligations $8,905 thousand relate to health costs for retired employees (2020: $10,759 thousand) in the The Company’s subsidiary, FerroPem, SAS.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2021:

2021
US$'000
2022	-
2023	532
2024	269
2025	272
2026	277
Years 2027-2031	1,428

The recognized provisions are based on an actuarial study performed by an independent expert.

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions include taxes of $2,506 thousand (2020: $6,053 thousand) and $6,422 thousand are related to the accrued estimated costs of reclaiming the land after it has been mined for gravel or coal.